Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.55794%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,519,729.68

Principal:
Principal Collections	$34,996,627.08
Prepayments in Full	$18,409,667.16
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$53,406,294.24
Collections	$59,926,023.92

Purchase Amounts:
Purchase Amounts Related to Principal	$190,148.08
Purchase Amounts Related to Interest	$603.86
Sub Total	$190,751.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$60,116,775.86

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$60,116,775.86
Servicing Fee	$1,384,508.35	$1,384,508.35	$0.00	$0.00	$58,732,267.51
Interest - Class A-1 Notes	$1,293,522.03	$1,293,522.03	$0.00	$0.00	$57,438,745.48
Interest - Class A-2a Notes	$1,624,583.33	$1,624,583.33	$0.00	$0.00	$55,814,162.15
Interest - Class A-2b Notes	$1,119,307.36	$1,119,307.36	$0.00	$0.00	$54,694,854.79
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$52,607,213.12
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$52,307,829.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,307,829.79
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$52,088,534.12
Second Priority Principal Payment	$10,891,102.19	$10,891,102.19	$0.00	$0.00	$41,197,431.93
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$41,047,021.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,047,021.01
Regular Principal Payment	$280,164,087.26	$41,047,021.01	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$60,116,775.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$10,891,102.19
Regular Principal Payment					$41,047,021.01
Total					$51,938,123.20

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$51,938,123.20	$148.39	$1,293,522.03	$3.70	$53,231,645.23	$152.09
Class A-2a Notes	$0.00	$0.00	$1,624,583.33	$4.64	$1,624,583.33	$4.64
Class A-2b Notes	$0.00	$0.00	$1,119,307.36	$4.48	$1,119,307.36	$4.48
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$51,938,123.20	$32.89	$6,794,144.31	$4.30	$58,732,267.51	$37.19

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$291,055,189.45	0.8315863	$239,117,066.25	0.6831916
Class A-2a Notes	$350,000,000.00	1.0000000	$350,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,519,995,189.45	0.9626681	$1,468,057,066.25	0.9297738

Pool Information
Weighted Average APR	4.800%	4.815%
Weighted Average Remaining Term	55.67	54.91
Number of Receivables Outstanding	48,222	47,285
Pool Balance	$1,661,410,017.15	$1,607,813,344.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,526,085,821.39	$1,477,494,087.26
Pool Factor	0.9662839	0.9351118

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$130,319,256.89
Targeted Overcollateralization Amount	$182,068,019.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$139,756,277.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$230.68
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$230.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		90	$545.47
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$545.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6.06
Average Net Loss for Receivables that have experienced a Realized Loss			$6.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.42%	177	$6,674,881.60
61-90 Days Delinquent	0.05%	20	$816,603.43
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.47%	197	$7,491,485.03

Repossession Inventory:
Repossessed in the Current Collection Period		5	$278,816.58
Total Repossessed Inventory		5	$278,816.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0021%
Current Collection Period			0.0423%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0508%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	118	$4,971,413.79
2 Months Extended	129	$5,864,184.27
3+ Months Extended	10	$390,763.10

Total Receivables Extended	257	$11,226,361.16
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer